Business Segments (Tables)	12 Months Ended
Jan. 02, 2016
Segment Reporting [Abstract]
Business Segment Information
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	Fiscal Year
(In millions)	2015	2014	2013
Revenue:
Wolverine Outdoor & Lifestyle Group	$957.5	$1,024.6	$998.4
Wolverine Boston Group	942.8	906.1	887.4
Wolverine Heritage Group	370.5	369.7	352.9
Wolverine Multi-Brand Group	351.2	399.0	402.0
Other	69.6	61.7	50.4
Total	$2,691.6	$2,761.1	$2,691.1
Operating profit (loss):
Wolverine Outdoor & Lifestyle Group	$197.7	$216.0	$201.3
Wolverine Boston Group	132.9	132.9	153.4
Wolverine Heritage Group	54.6	59.5	54.3
Wolverine Multi-Brand Group	5.2	14.3	21.2
Other	5.6	4.4	3.7
Corporate	(194.9)	(197.2)	(241.6)
Total	$201.1	$229.9	$192.3
Depreciation and amortization expense:
Wolverine Outdoor & Lifestyle Group	$3.4	$3.7	$4.0
Wolverine Boston Group	4.2	3.4	2.6
Wolverine Heritage Group	0.5	0.5	0.6
Wolverine Multi-Brand Group	6.3	6.7	6.3
Other	1.5	1.8	2.0
Corporate	32.8	37.2	40.7
Total	$48.7	$53.3	$56.2
Capital expenditures:
Wolverine Outdoor & Lifestyle Group	$4.7	$3.4	$3.4
Wolverine Boston Group	8.3	5.3	7.8
Wolverine Heritage Group	0.4	0.3	0.5
Wolverine Multi-Brand Group	7.2	8.1	14.4
Other	0.9	0.4	1.8
Corporate	24.9	12.5	13.8
Total	$46.4	$30.0	$41.7

(In millions)	January 2, 2016	January 3, 2015
Total assets:
Wolverine Outdoor & Lifestyle Group	$444.2	$454.7
Wolverine Boston Group	1,324.2	1,315.9
Wolverine Heritage Group	169.9	153.8
Wolverine Multi-Brand Group	204.3	222.8
Other	23.9	21.5
Corporate	267.9	322.6
Total	$2,434.4	$2,491.3
Goodwill:
Wolverine Outdoor & Lifestyle Group	$130.4	$131.6
Wolverine Boston Group	256.2	264.7
Wolverine Heritage Group	16.5	16.5
Wolverine Multi-Brand Group	26.0	26.0
Total	$429.1	$438.8

Revenue by Geographic Region
Geographic dispersion of revenue from external customers, based on shipping destination is as follows:

	Fiscal Year
(In millions)	2015	2014	2013
United States	$1,948.9	$1,990.2	$1,984.8
Foreign:
Europe, Middle East and Africa	345.3	391.0	362.0
Canada	141.2	163.0	166.2
Other	256.2	216.9	178.1
Total from foreign territories	742.7	770.9	706.3
Total revenue	$2,691.6	$2,761.1	$2,691.1

Geographic Location of Long-Lived Assets
The location of the Company’s tangible long-lived assets, which is comprised of property, plant and equipment, is as follows:

(In millions)	January 2, 2016	January 3, 2015	December 29, 2012
United States	$117.7	$126.8	$136.7
Foreign countries	13.9	10.0	15.2
Total	$131.6	$136.8	$151.9